Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and Other Assets (Tables) [Line Items]
Schedule of Prepayments and Other Current Assets	Prepayments and other current assets consisted of the following:
	December 31, 2023	December 31, 2022
Other receivable	$334,106	$303,928
Deferred IPO cost	854,226	601,805
Prepaid income tax	267,701	—
Value added tax recoverable	670,008	7,736
Total	2,126,041	913,469
Less: non-current portion	84,241	86,754
Less: allowance for credit losses	—	—
Prepayments and other current assets	$2,041,800	$826,715

Schedule of Allowance for Credit Losses	Allowance for credit losses movement:
	December 31, 2023	December 31, 2022
Balance as of beginning	$1,028,126	$313,969
Provision	430,508	759,707
Recovery	(217,203)	—
Written off	(522,167)	(3,332)
Foreign exchange translation effect	(30,384)	(42,218)
Ending balance	$688,880	$1,028,126

Prepaid Expenses and Other Current Assets [Member]
Prepayments and Other Assets (Tables) [Line Items]
Schedule of Allowance for Credit Losses	Allowance for credit losses movement:
	December 31, 2023	December 31, 2022
Balance as of beginning	$—	$103,632
Provision	537	10,699
Recovery	—	(98,150)
Written off	(537)	(10,699)
Foreign exchange translation effect	—	(5,482)
Ending balance	$—	$—